PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,770,102	$ 1,286,001
Additions	442,249	401,294
Cariboo acquisition		126,194
Deemed disposition		(13,342)
Depreciation and amortization	116,457	79,734
Foreign exchange translation	(40,087)	48,208
Ending balance	2,045,452	1,770,102
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,558,652	2,033,251
Additions	444,736	407,518
Cariboo acquisition		126,194
Deemed disposition		(13,342)
Changes in rehabilitation provision	(10,355)	1,481
Disposals	(40,550)	(44,658)
Transfers between categories	0	0
Foreign exchange translation	(40,087)	48,208
Ending balance	2,912,396	2,558,652
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(788,550)	(747,250)
Depreciation and amortization	116,457	79,734
Disposals	(38,063)	(38,434)
Ending balance	(866,944)	(788,550)
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121,187
Ending balance	118,351	121,187
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121,187	113,413
Additions	0	0
Cariboo acquisition		0
Deemed disposition		0
Changes in rehabilitation provision	0	0
Disposals	0	0
Transfers between categories	0	0
Foreign exchange translation	(2,836)	7,774
Ending balance	118,351	121,187
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	564,499
Ending balance	816,071	564,499
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	928,965	808,392
Additions	175,756	63,581
Cariboo acquisition		55,763
Deemed disposition		(12,838)
Changes in rehabilitation provision	(10,355)	1,481
Disposals	0	0
Transfers between categories	132,286	0
Foreign exchange translation	(10,634)	12,586
Ending balance	1,216,018	928,965
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(364,466)	(351,056)
Depreciation and amortization	35,481	13,410
Disposals	0	0
Ending balance	(399,947)	(364,466)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	658,665
Ending balance	653,900	658,665
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,082,749	907,722
Additions	43,844	34,351
Cariboo acquisition		65,197
Deemed disposition		(504)
Changes in rehabilitation provision	0	0
Disposals	(40,550)	(44,658)
Transfers between categories	36,402	119,585
Foreign exchange translation	(1,548)	1,056
Ending balance	1,120,897	1,082,749
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(424,084)	(396,194)
Depreciation and amortization	80,976	66,324
Disposals	(38,063)	(38,434)
Ending balance	(466,997)	(424,084)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	425,751
Ending balance	457,130	425,751
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	425,751	203,724
Additions	225,136	309,586
Cariboo acquisition		5,234
Deemed disposition		0
Changes in rehabilitation provision	0	0
Disposals	0	0
Transfers between categories	(168,688)	(119,585)
Foreign exchange translation	(25,069)	26,792
Ending balance	457,130	425,751
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0